Segmental information - Category analysis (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Disclosure of products and services [line items]
Sales	$ 27,964	$ 27,891	$ 28,270
Spirits
Disclosure of products and services [line items]
Sales	22,166	22,406	22,855
Beer
Disclosure of products and services [line items]
Sales	4,493	4,107	4,026
Ready to Drink
Disclosure of products and services [line items]
Sales	989	949	1,079
Other
Disclosure of products and services [line items]
Sales	$ 316	$ 429	$ 310